Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Schedule Of Stock-Based Compensation Expenses

	Six Months Ended July 31
	2011	2010
	(in millions)
Stock options	$10	$11
Vesting stock awards	35	36
Performance-based stock awards	(2)	3

Total stock-based compensation expense	$43	$50

Schedule Of Weighted Average Grant-Date Fair Value And Assumptions Used

	Six Months Ended July 31
	2011	2010
Weighted average grant-date fair value	$4.21	$3.96
Expected term (in years)	4.9	3.8
Expected volatility	23.4%	25.1%
Risk-free interest rate	2.2%	2.1%
Dividend yield	0%	0%

Schedule Of Stock Option Activity

	Shares of stock under stock options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
	(in millions)		(in years)	(in millions)
Outstanding at January 31, 2011	25.0	$17.31	2.1	$11
Options granted	3.9	16.92
Options forfeited or expired	(2.0)	15.94
Options exercised	(4.4)	14.69		8

Outstanding at July 31, 2011	22.5	17.88	2.6	—

Exercisable at July 31, 2011	10.3	18.09	1.6	—

	Shares of stock under stock options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
	(in millions)		(in years)	(in millions)
Outstanding at January 31, 2008	53.5	$13.41	2.1	$294
Options granted	6.1	18.78
Options forfeited or expired	(3.2)	13.27
Options exercised	(16.5)	11.38		132

Outstanding at January 31, 2009	39.9	15.08	2.1	186
Options granted	5.5	18.41
Options forfeited or expired	(3.0)	15.57
Options exercised	(10.8)	13.22		57

Outstanding at January 31, 2010	31.6	16.26	2.0	66
Options granted	5.3	17.43
Options forfeited or expired	(2.8)	16.14
Options exercised	(9.1)	14.08		36

Outstanding at January 31, 2011	25.0	17.31	2.1	11

Vested and expected to vest in the future as of January 31, 2011	23.6	17.28	2.0	11

Schedule Of Vesting Stock Award Activity

	Shares of stock under stock awards	Weighted average grant- date fair value
	(in millions)
Unvested stock awards at January 31, 2011	11.7	$18.03
Awards granted	5.6	16.91
Awards forfeited	(0.7)	17.81
Awards vested	(3.6)	17.93

Unvested stock awards at July 31, 2011	13.0	17.58

Schedule Of Performance Based Stock Award Activity

	Expected number of shares of stock to be issued under performance- based stock awards	Weighted average grant- date fair value
	(in millions)
Outstanding at January 31, 2011	1.0	$17.89
Awards granted	0.5	16.92
Adjustments to expected number of shares of stock to be issued	(0.3)	18.33

Outstanding at July 31, 2011	1.2	17.32

Schedule of Stock-Based Compensation and Related Tax Benefits Recognized

	Year Ended January 31
	2011	2010	2009
	(in millions)
Stock-based compensation expense:
Stock options	$19	$30	$28
Vesting stock awards	75	69	62
Vested stock awards	1	1	1
Performance-based stock awards	5	3	—

Total stock-based compensation expense recorded in continuing operations	$100	$103	$91

Total stock-based compensation expense recorded in discontinued operations	$2	$3	$3

Tax benefits recognized from stock-based compensation	$40	$41	$37

Vested stock issued as settlement of annual bonus accruals	$4	$3	$3

Schedule of Assumptions for Valuation of Stock Options

	Year Ended January 31
	2011	2010	2009
Weighted average grant-date fair value	$3.96	$4.79	$4.52
Expected term (in years)	3.8	3.9	3.9
Expected volatility	25.1%	30.6%	26.2%
Risk-free interest rate	2.1%	1.5%	2.3%
Dividend yield	0%	0%	0%

Schedule of Cash Proceeds Received from Share-based Payment Awards

	Year Ended January 31
	2011	2010	2009
	(in millions)
Cash received from exercises of stock options	$6	$17	$31
Stock exchanged at fair value upon exercises of stock options	41	116	156
Tax benefits realized from exercises of stock options	17	24	54

Schedule of the Options Outstanding

Range of exercise prices	Stock options outstanding	Weighted average exercise price	Weighted average remaining contractual term	Stock options exercisable	Weighted average exercise price	Weighted average remaining contractual term
	(in millions)		(in years)	(in millions)		(in years)
$14.50 to $16.00	5.9	$14.73	0.2	5.9	$14.72	0.2
$16.01 to $17.50	4.7	17.42	4.2	—	—	—
$17.51 to $19.00	14.0	18.28	2.2	5.8	18.19	1.9
$19.01 to $21.00	0.4	20.11	2.2	0.2	20.08	2.2

	25.0	17.31	2.1	11.9	16.51	1.0

Vesting Stock Awards [Member]
Schedule Of Vesting Stock Award Activity

	Shares of stock under stock awards	Weighted average grant- date fair value
	(in millions)
Unvested at January 31, 2010	12.1	$18.60
Awards granted	4.5	17.38
Awards forfeited	(1.3)	18.11
Awards vested	(3.6)	19.13

Unvested at January 31, 2011	11.7	18.03

Performance-Based Stock Awards [Member]
Schedule Of Vesting Stock Award Activity

	Expected number of shares of stock to be issued under performance- based stock awards	Weighted average grant- date fair value
	(in millions)
Outstanding at January 31, 2010	0.6	$18.35
Awards granted	0.6	17.45
Awards forfeited	(0.2)	18.01

Outstanding at January 31, 2011	1.0	17.89